Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000238994 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000238994 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000238994 | Dreyfus Treasury Obligations Cash Management Fund
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000238994 | Popular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238994 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000238994 | Vanguard MSCI Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238994 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238994 | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238994 | Government National Mortgage Association Series 626934
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238994 | Government National Mortgage Association Series 626941
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000238994 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000238994 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238994 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000238994 | Mbs Passthrough
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000238994 | Equity
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000238994 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%
C000238994 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	4.70%
C000238994 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	47.30%
C000238994 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.60%
C000238994 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	38.40%
C000238993 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000238993 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000238993 | Dreyfus Treasury Obligations Cash Management Fund
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000238993 | Popular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238993 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000238993 | Vanguard MSCI Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238993 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238993 | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238993 | Government National Mortgage Association Series 626934
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238993 | Government National Mortgage Association Series 626941
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000238993 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000238993 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238993 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000238993 | Mbs Passthrough
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000238993 | Equity
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000238993 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%
C000238993 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	4.70%
C000238993 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	47.30%
C000238993 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.60%
C000238993 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	38.40%
C000238992 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000238992 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000238992 | Dreyfus Treasury Obligations Cash Management Fund
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000238992 | Popular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238992 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000238992 | Vanguard MSCI Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238992 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238992 | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238992 | Government National Mortgage Association Series 626934
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238992 | Government National Mortgage Association Series 626941
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000238992 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000238992 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238992 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000238992 | Mbs Passthrough
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000238992 | Equity
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000238992 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%
C000238992 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	4.70%
C000238992 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	47.30%
C000238992 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.60%
C000238992 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	38.40%
C000229060 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000229060 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000229060 | Dreyfus Treasury Obligations Cash Management Fund
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000229060 | Popular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000229060 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000229060 | Vanguard MSCI Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000229060 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229060 | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229060 | Government National Mortgage Association Series 626934
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229060 | Government National Mortgage Association Series 626941
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229060 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000229060 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000229060 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000229060 | Mbs Passthrough
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000229060 | Equity
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000229060 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%
C000229060 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	4.70%
C000229060 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	47.30%
C000229060 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.60%
C000229060 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	38.40%
C000226943 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000226943 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000226943 | Dreyfus Treasury Obligations Cash Management Fund
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000226943 | Popular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000226943 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000226943 | Vanguard MSCI Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000226943 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000226943 | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000226943 | Government National Mortgage Association Series 626934
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000226943 | Government National Mortgage Association Series 626941
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000226943 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000226943 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000226943 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000226943 | Mbs Passthrough
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000226943 | Equity
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000226943 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%
C000226943 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	4.70%
C000226943 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	47.30%
C000226943 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.60%
C000226943 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	38.40%
C000229059 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000229059 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000229059 | Dreyfus Treasury Obligations Cash Management Fund
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000229059 | Popular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000229059 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000229059 | Vanguard MSCI Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000229059 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229059 | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229059 | Government National Mortgage Association Series 626934
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229059 | Government National Mortgage Association Series 626941
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229059 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000229059 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000229059 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000229059 | Mbs Passthrough
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000229059 | Equity
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000229059 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%
C000229059 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	4.70%
C000229059 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	47.30%
C000229059 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.60%
C000229059 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	38.40%